Prepayments, Deposits and Other Receivables - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Impairment loss provided under expected credit loss model	$ 501	$ 501	$ 0